QUARTERLY FINANCIAL DATA - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interim Period, Costs Not Allocable [Line Items]
Solar revenues	$ 0	$ 0	$ 0	$ 36	$ 58	$ 49	$ 296	$ 13	$ 124	$ 94	$ 0	$ 94	$ 95	$ 482	$ 173
Cost of solar revenues	0	0	0	30	43	44	141	24	62	73	0	73	72	271	50
Gross profit	0	0	0	6	15	5	155	(11)	62	21	0	21	23	211	123
Operating expenses:
Research and development	78,896	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397	66,602	201,785	118,098	185,619	67,514	58,374
Selling, general, and administrative	192,929	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501	52,039	329,028	117,821	182,724	20,692	12,238
Total operating expenses	271,825	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898	118,641	530,813	235,919	382,758	88,206	70,612
Loss from operations	(271,825)	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)	(118,620)	(530,813)	(235,898)	(382,735)	(87,995)	(70,489)
Other income (expense):
Interest income (expense), net	(118)	(53)	171	22	62	374	411	338	333	84	(219)	255	202	1,456	686
Loss on forward contract liability	0	0	0	0	(1,324)	0	0	0	0	(1,324)	0	(1,324)	(1,324)	0	0
Revaluation of warrant liabilities	(4,500)		(37,700)								2,907	8,588	13,448
Other income (expense), net	1,057	(597)	(340)	(23)	114	1,278	85	9	1	91	174	(249)	(846)	1,373	6
Loss before income taxes and equity in net loss of affiliate										(148,926)		(228,628)
Income tax expense (benefit)	1	(1,030)	2	1	1	1	146	2	2	2	4	4	(1,026)	151	(2,002)
Net loss attributable to common stockholders	(267,567)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(148,928)	(531,022)	(228,632)	(370,866)	(88,656)	(64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	0	(13,407)	0	(16,816)	0	0	0	(13,407)	0	(13,407)	(13,407)	(16,816)	(166)
Net loss attributable to common stockholders	$ (267,567)	$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	(162,335)	$ (531,022)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss attributable to common stockholders										$ (162,335)
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted (in dollars per share)										$ (0.56)
Basic (in dollars per share)	$ (0.67)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.34)	$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted (in dollars per share)	$ (0.68)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.35)	$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted-average shares outstanding:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted (in shares)										287,822,558
Basic (in shares)	400,219,585	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,691,795	318,315,891	335,325,271	262,528,769	226,465,041
Diluted (in shares)	400,230,669	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,860,876	318,976,447	335,831,033	262,528,769	226,465,041
VectoIQ Warrants
Other income (expense):
Revaluation of warrant liabilities		$ 4,860	$ 37,745	$ (29,157)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (29,157)		$ 8,588	$ 13,448	$ 0	$ 0
As Previously Reported
Interim Period, Costs Not Allocable [Line Items]
Solar revenues										94		94
Cost of solar revenues										73		73
Gross profit										21		21
Operating expenses:
Research and development										66,602		118,098
Selling, general, and administrative										52,039		117,821
Total operating expenses										118,641		235,919
Loss from operations										(118,620)		(235,898)
Other income (expense):
Interest income (expense), net										84		255
Loss on forward contract liability										(1,324)		(1,324)
Revaluation of warrant liabilities													0
Other income (expense), net										91		(249)
Loss before income taxes and equity in net loss of affiliate										(119,769)		(237,216)
Income tax expense (benefit)										2		4
Net loss attributable to common stockholders		(147,096)	(117,449)	(86,625)						(119,771)		(237,220)	(384,314)
Premium paid on repurchase of redeemable convertible preferred stock										(13,407)		(13,407)
Net loss attributable to common stockholders		$ (147,096)	$ (117,449)	$ (100,032)						(133,178)		$ (250,627)	$ (397,721)
Net loss attributable to common stockholders										$ (133,178)
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted (in dollars per share)										$ (0.46)
Basic (in dollars per share)		$ (0.38)	$ (0.31)	$ (0.33)								$ (0.79)	$ (1.19)
Diluted (in dollars per share)		$ (0.38)	$ (0.31)	$ (0.33)								$ (0.79)	$ (1.19)
Weighted-average shares outstanding:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted (in shares)										287,822,558
Basic (in shares)												318,315,891	335,325,271
Diluted (in shares)		385,983,645	377,660,477									318,315,891	335,325,271
As Previously Reported | VectoIQ Warrants
Other income (expense):
Revaluation of warrant liabilities		$ 0	$ 0	$ 0						$ 0		$ 0
Adjustments
Interim Period, Costs Not Allocable [Line Items]
Solar revenues										0		0
Cost of solar revenues										0		0
Gross profit												0
Operating expenses:
Research and development										0		0
Selling, general, and administrative										0		0
Total operating expenses										0		0
Loss from operations										0		0
Other income (expense):
Interest income (expense), net										0		0
Loss on forward contract liability										0		0
Revaluation of warrant liabilities													$ 13,448
Other income (expense), net										0		0
Loss before income taxes and equity in net loss of affiliate										(29,157)		8,588
Income tax expense (benefit)										0		0
Net loss attributable to common stockholders		4,860	37,745	(29,157)						(29,157)		8,588	13,448
Premium paid on repurchase of redeemable convertible preferred stock										0		0
Net loss attributable to common stockholders		$ 4,860	$ 37,745	$ (29,157)						(29,157)		$ 8,588	$ 13,448
Net loss attributable to common stockholders										$ (29,157)
Net loss per share attributable to common stockholders:
Net loss attributable per share to common stockholders, basic and diluted (in dollars per share)										$ (0.10)
Basic (in dollars per share)		$ 0.01	$ 0.10	$ (0.10)								$ 0.03	$ 0.04
Diluted (in dollars per share)		$ 0	$ 0	$ (0.10)								$ 0	$ 0.01
Weighted-average shares outstanding:
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted (in shares)										0
Basic (in shares)												0	0
Diluted (in shares)		339,403	626,201									660,556	505,762
Adjustments | VectoIQ Warrants
Other income (expense):
Revaluation of warrant liabilities		$ 4,860	$ 37,745	$ (29,157)						$ (29,157)		$ 8,588